Quarterly Report
October 31, 2024
MFS®  Equity Income Fund
EQI-Q1

Portfolio of Investments
10/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Aerospace & Defense – 2.3%
General Dynamics Corp.	39,153	$11,417,406
Honeywell International, Inc.	11,762	2,419,208
		$13,836,614
Apparel Manufacturers – 0.4%
PVH Corp.	22,903	$2,255,029
Biotechnology – 0.8%
Gilead Sciences, Inc.	49,848	$4,427,499
Broadcasting – 1.3%
Omnicom Group, Inc.	77,547	$7,832,247
Brokerage & Asset Managers – 1.4%
Citigroup, Inc.	133,428	$8,562,075
Business Services – 0.5%
Insperity, Inc.	34,521	$2,719,219
Cable TV – 1.1%
Comcast Corp., “A”	147,080	$6,422,984
Computer Software – 3.9%
Microsoft Corp.	50,136	$20,372,763
Salesforce, Inc.	10,448	3,044,234
		$23,416,997
Computer Software - Systems – 4.0%
Apple, Inc.	82,847	$18,715,966
Hitachi Ltd.	206,800	5,204,783
		$23,920,749
Construction – 3.3%
Compagnie de Saint-Gobain S.A.	45,615	$4,139,577
Essex Property Trust, Inc., REIT	13,740	3,900,236
Masco Corp.	147,239	11,765,869
		$19,805,682
Consumer Products – 2.6%
Colgate-Palmolive Co.	38,363	$3,594,997
Kimberly-Clark Corp.	70,929	9,517,253
Newell Brands, Inc.	297,289	2,616,143
		$15,728,393
Electronics – 5.4%
Applied Materials, Inc.	49,872	$9,055,758
Lam Research Corp.	120,400	8,951,740
NXP Semiconductors N.V.	16,144	3,785,768
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	53,867	10,263,818
		$32,057,084
Energy - Independent – 3.6%
ConocoPhillips	36,106	$3,955,051
EOG Resources, Inc.	37,064	4,520,325
Phillips 66	66,269	8,072,890

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Valero Energy Corp.	38,444	$4,988,494
		$21,536,760
Energy - Integrated – 2.3%
Eni S.p.A.	322,452	$4,914,668
Exxon Mobil Corp.	25,200	2,942,856
Suncor Energy, Inc.	80,867	3,052,659
TotalEnergies SE	40,475	2,531,650
		$13,441,833
Food & Beverages – 0.7%
PepsiCo, Inc.	25,853	$4,293,666
Health Maintenance Organizations – 2.2%
Cigna Group	41,079	$12,932,080
Insurance – 6.9%
Ameriprise Financial, Inc.	25,269	$12,894,771
Corebridge Financial, Inc.	387,259	12,303,218
Equitable Holdings, Inc.	97,173	4,405,824
Hartford Financial Services Group, Inc.	24,162	2,668,451
Manulife Financial Corp.	207,931	6,073,583
Zurich Insurance Group AG	4,910	2,911,526
		$41,257,373
Internet – 2.5%
Alphabet, Inc., “A”	86,411	$14,785,786
Leisure & Toys – 0.5%
Hasbro, Inc.	41,280	$2,709,206
Machinery & Tools – 2.7%
AGCO Corp.	27,830	$2,778,547
Eaton Corp. PLC	20,000	6,631,600
Finning International, Inc.	112,759	3,291,217
Trane Technologies PLC	8,740	3,235,198
		$15,936,562
Major Banks – 9.4%
Bank of America Corp.	256,182	$10,713,531
Goldman Sachs Group, Inc.	5,563	2,880,466
JPMorgan Chase & Co.	86,886	19,281,741
Morgan Stanley	29,722	3,455,183
UBS Group AG	130,078	4,015,587
Wells Fargo & Co.	244,477	15,871,447
		$56,217,955
Medical & Health Technology & Services – 1.7%
McKesson Corp.	20,549	$10,286,624
Medical Equipment – 1.7%
Medtronic PLC	111,025	$9,908,981
Metals & Mining – 1.7%
Glencore PLC	289,674	$1,509,490
Rio Tinto PLC	132,825	8,590,968
		$10,100,458

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.7%
UGI Corp.	174,364	$4,169,043
Network & Telecom – 1.6%
Qualcomm, Inc.	58,853	$9,579,503
Other Banks & Diversified Financials – 4.8%
American Express Co.	39,058	$10,548,785
Northern Trust Corp.	64,578	6,491,381
Popular, Inc.	61,663	5,502,189
Visa, Inc., “A”	21,539	6,243,079
		$28,785,434
Pharmaceuticals – 9.0%
AbbVie, Inc.	76,755	$15,648,042
Johnson & Johnson	51,068	8,163,730
Organon & Co.	343,853	6,457,559
Pfizer, Inc.	501,570	14,194,431
Roche Holding AG	16,560	5,137,426
Sanofi	38,310	4,046,739
		$53,647,927
Railroad & Shipping – 1.8%
CSX Corp.	242,608	$8,161,333
Union Pacific Corp.	10,683	2,479,204
		$10,640,537
Real Estate – 1.4%
Essential Properties Realty Trust, REIT	172,992	$5,482,117
W.P. Carey, Inc., REIT	49,252	2,744,321
		$8,226,438
Real Estate - Office – 1.2%
Highwoods Properties, Inc., REIT	216,049	$7,246,283
Real Estate - Storage – 0.3%
Prologis, Inc., REIT	17,041	$1,924,611
Restaurants – 0.7%
Sodexo	45,437	$3,944,042
Specialty Stores – 6.6%
Amazon.com, Inc. (a)	50,792	$9,467,629
Gap, Inc.	70,071	1,455,375
Home Depot, Inc.	33,869	13,335,919
Target Corp.	82,150	12,325,786
TJX Cos., Inc.	25,010	2,826,880
		$39,411,589
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT	19,151	$4,089,505
Tobacco – 1.8%
Altria Group, Inc.	82,172	$4,475,087
British American Tobacco PLC	83,333	2,902,121
Philip Morris International, Inc.	25,560	3,391,812
		$10,769,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.7%
Duke Energy Corp.	40,767	$4,699,212
Edison International	58,034	4,782,002
Iberdrola S.A.	356,701	5,290,193
NextEra Energy, Inc.	53,750	4,259,687
NRG Energy, Inc.	31,310	2,830,424
		$21,861,518
Total Common Stocks		$578,687,306
Preferred Stocks – 1.9%
Aerospace & Defense – 0.6%
Boeing Co. (a)	59,884	$3,217,567
Computer Software - Systems – 0.5%
Samsung Electronics Co. Ltd.	90,635	$3,137,290
Metals & Mining – 0.3%
Gerdau S.A.	579,516	$1,834,514
Utilities - Electric Power – 0.5%
NextEra Energy, Inc. (a)	61,113	$2,979,259
Total Preferred Stocks		$11,168,630
Convertible Bonds – 0.3%
Utilities - Electric Power – 0.3%
Pacific Gas & Electric Co., 4.25%, 12/01/2027 (n)	$1,678,000	$1,829,859
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.87% (v)	2,860,708	$2,860,994

Other Assets, Less Liabilities – 0.1%		785,118
Net Assets – 100.0%		$595,331,907
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,860,994 and $591,685,795, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,829,859, representing 0.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$507,064,085	$—	$—	$507,064,085
France	7,990,781	6,671,227	—	14,662,008
United Kingdom	8,590,968	4,411,611	—	13,002,579
Canada	12,417,459	—	—	12,417,459
Switzerland	5,137,426	6,927,113	—	12,064,539
Taiwan	10,263,818	—	—	10,263,818
Spain	—	5,290,193	—	5,290,193
Japan	—	5,204,783	—	5,204,783
Italy	4,914,668	—	—	4,914,668
Other Countries	1,834,514	3,137,290	—	4,971,804
U.S. Corporate Bonds	—	1,829,859	—	1,829,859
Mutual Funds	2,860,994	—	—	2,860,994
Total	$561,074,713	$33,472,076	$—	$594,546,789
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,700,546	$22,022,791	$26,861,655	$(495)	$(193)	$2,860,994
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$102,636	$—